Oct. 28, 2019

Janus Investment Fund

Janus Henderson Developed World Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated March 31, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Developed World Bond Fund (the “Fund”), effective on or about March 31, 2020, wherein Janus Capital Management LLC (“Janus Capital”) has agreed to waive the Fund’s investment advisory fee and/or reimburse certain operating expenses for certain share classes, including networking/omnibus/administrative fees and out-of-pocket transfer agency fees, to the extent the Fund’s total annual fund operating expenses exceed 0.57% (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). Networking/omnibus/administrative fees and out-of-pocket transfer agency fees were not waived under the Fund’s prior expense limitation agreement, and the expense limitation may be satisfied by first waiving or reimbursing such amounts. A comparison of the Fund’s prior and new expense limit percentage is shown below.

PRIOR EXPENSE LIMIT PERCENTAGE (%)	NEW EXPENSE LIMIT PERCENTAGE (%)
0.64	0.57

In response to the above changes, the Fund’s prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.19%	0.18%	2.48%	0.19%	0.16%	0.36%
Acquired Fund (1) Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.00%	1.74%	3.29%	0.75%	0.72%	0.92%
Fee Waiver(2)(3)	0.17%	0.16%	2.21%	0.17%	0.14%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver(2) (3)	0.83%	1.58%	1.08%	0.58%	0.58%	0.83%
(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.57% through at least October 31, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

(3)
Fee Waiver and Total Annual Fund Operating Expenses After Fee Waiver were restated, effective on or about March 31, 2020, to reflect a new expense limitation agreement between the Fund and Janus Capital.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Developed World Bond Fund

Class D Shares

Supplement dated March 31, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Developed World Bond Fund (the “Fund”), effective on or about March 31, 2020, wherein Janus Capital Management LLC (“Janus Capital”) has agreed to waive the Fund’s investment advisory fee and/or reimburse certain operating expenses for certain share classes, including networking/omnibus/administrative fees and out-of-pocket transfer agency fees, to the extent the Fund’s total annual fund operating expenses exceed 0.57% (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). Networking/omnibus/administrative fees and out-of-pocket transfer agency fees were not waived under the Fund’s prior expense limitation agreement, and the expense limitation may be satisfied by first waiving or reimbursing such amounts. A comparison of the Fund’s prior and new expense limit percentage is shown below.

PRIOR EXPENSE LIMIT PERCENTAGE (%)	NEW EXPENSE LIMIT PERCENTAGE (%)
0.64	0.57

In response to the above changes, the Fund’s prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.55%
Other Expenses	0.31%
Acquired Fund (1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	0.87%
Fee Waiver(2)(3)	0.17%
Total Annual Fund Operating Expenses After Fee Waiver(2)(3)	0.70%
(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.57% through at least October 31, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

(3)
Fee Waiver and Total Annual Fund Operating Expenses After Fee Waiver were restated, effective on or about March 31, 2020, to reflect a new expense limitation agreement between the Fund and Janus Capital.

Please retain this Supplement with your records.